SHARE CAPITAL - Disclosure of number and weighted average exercise prices of share options (Details) - Stock Options [Member]	12 Months Ended
	Sep. 30, 2023 shares $ / shares	Sep. 30, 2022 shares $ / shares
Disclosure of classes of share capital [line items]
Number of options, Beginning Balance | shares	183,161	205,161
Number of options, Granted | shares	107,000	16,000
Number of options, Cancelled | shares	(78,000)	(38,000)
Number of options, Ending Balance | shares	212,161	183,161
Weighted average exercise price, Beginning Balance | $ / shares	$ 18.2	$ 19.5
Weighted average exercise price, Granted | $ / shares	6.93	12.3
Weighted average exercise price, Cancelled | $ / shares	20.52	22.95
Weighted average exercise price, Ending Balance | $ / shares	$ 11.65	$ 18.2